Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000139703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ADV Class
C000014195
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000162648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000139703
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	4.90%	4.69%
Without Sales Load [Member] | C000014195
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	4.64%	4.43%
Without Sales Load [Member] | C000162648
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	5.20%	4.98%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	5.90%	6.42%	5.82%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	5.90%	6.42%	5.82%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	5.90%	6.42%	5.82%